Acquisitions (Schedule of Acquisition) (Details) € in Millions, $ in Millions													6 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Feb. 25, 2015 USD ($)	Feb. 23, 2015 USD ($)	Feb. 23, 2015 USD ($)	Jan. 06, 2015 USD ($)	Jan. 03, 2015	Jan. 01, 2015 USD ($)	Jul. 03, 2014 USD ($)	Jul. 03, 2014 EUR (€)	Jul. 01, 2014 USD ($)	Jul. 01, 2014 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)
Business Acquisition [Line Items]
Goodwill	$ 1,222.2												$ 1,222.2		$ 1,224.4	$ 866.7	$ 688.8
Net consideration paid													117.7	$ 126.5	$ 855.7	393.3	2,480.7
Viatel [Member]
Business Acquisition [Line Items]
Acquisition date	Dec. 31, 2015	Dec. 31, 2015
Cash	$ 5.3												5.3
Other current assets	7.5												7.5
Property and equipment	127.2												127.2
Intangibles	24.8												24.8
Goodwill	12.1												12.1
Total assets acquired	176.9												176.9
Current liabilities	14.4												14.4
Deferred revenue	46.6												46.6
Deferred tax liability, net	9.6												9.6
Total liabilities assumed	70.6												70.6
Net assets acquired	106.3												106.3
Less cash acquired	(5.3)												(5.3)
Net consideration paid	101.0	€ 92.6											101.0
Dallas Data Center [Member]
Business Acquisition [Line Items]
Property and equipment	14.9												14.9
Intangibles	1.8												1.8
Total assets acquired	16.7												16.7
Net assets acquired	16.7												16.7
Net consideration paid	16.7												16.7
Atlanta NAP [Member]
Business Acquisition [Line Items]
Acquisition date											Jul. 01, 2014	Jul. 01, 2014
Other current assets											$ 0.2
Property and equipment											7.0
Intangibles											21.0
Goodwill											25.2
Total assets acquired											53.4
Current liabilities											1.5
Total liabilities assumed											1.5
Net assets acquired											51.9
Net consideration paid											51.9
Neo Telecoms [Member]
Business Acquisition [Line Items]
Acquisition date									Jul. 01, 2014	Jul. 01, 2014					Jul. 01, 2014
Cash											4.2
Other current assets											9.5
Property and equipment											31.3
Intangibles											26.4
Goodwill											32.5
Other assets											2.3
Total assets acquired											106.2
Current liabilities											13.5
Deferred revenue											3.7
Deferred tax liability, net											7.6
Other liabilities											3.3
Total liabilities assumed											28.1
Net assets acquired											78.1
Less cash acquired											(4.2)
Net consideration paid									$ 73.9	€ 54.1	$ 73.9	€ 54.1		73.9	$ 73.9
Ideatek Systems, Inc.,
Business Acquisition [Line Items]
Acquisition date							Jan. 01, 2015	Jan. 01, 2015							Jan. 01, 2015
Other current assets								$ 0.8
Property and equipment								32.3
Deferred tax assets, net								3.1
Intangibles								7.6
Goodwill								39.0
Total assets acquired								82.8
Current liabilities								4.4
Deferred revenue								25.7
Total liabilities assumed								30.1
Net assets acquired								52.7
Net consideration paid						$ 52.7		$ 52.7							$ 52.7
Latisys Holdings, LLC
Business Acquisition [Line Items]
Acquisition date			Feb. 23, 2015		Feb. 23, 2015										Feb. 23, 2015
Cash				$ 9.4	$ 9.4
Other current assets				17.2	17.2
Property and equipment				222.9	222.9
Deferred tax assets, net				0.4	0.4
Intangibles				250.2	250.2
Goodwill				274.7	274.7
Other assets				5.0	5.0
Total assets acquired				779.8	779.8
Current liabilities				10.0	10.0
Deferred revenue				3.1	3.1
Deferred tax liability, net				79.5	79.5
Total liabilities assumed				92.6	92.6
Net assets acquired				687.2	687.2
Less cash acquired				(9.4)	(9.4)
Net consideration paid			$ 677.5	$ 677.5	$ 677.8										$ 677.5
Zayo Group, LLC [Member]
Business Acquisition [Line Items]
Goodwill	$ 762.5												$ 762.5		762.2	683.5
Net consideration paid														$ 0.1	$ 113.5	$ 83.2	$ 2,489.0